Sales Revenue (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Reconciliation of the Disaggregated Sales Revenue with the Four Reportable Segments
The sales revenue disaggregated by geographical markets based on the location of the customer and the reconciliation of the disaggregated sales revenue with the four reportable segments for the years ended March 31, 2019, 2020 and 2021 are as follows:
For the year ended March 31, 2019

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Total
Revenue arising from contracts with customers
Japan	¥79,297	¥1,590,032	¥86,437	¥87,503	¥1,843,269
North America	188,022	6,163,120	1,013,987	135,277	7,500,406
Europe	159,645	427,347	—	60,993	647,985
Asia	1,372,583	2,359,557	33	46,402	3,778,575
Other Regions	297,757	521,124	—	20,608	839,489

Total	¥2,097,304	¥11,061,180	¥1,100,457	¥350,783	¥14,609,724

Revenue arising from the other sources*	2,851	10,937	1,264,898	207	1,278,893

Total	¥2,100,155	¥11,072,117	¥2,365,355	¥350,990	¥15,888,617

Explanatory note:

*	Revenue arising from the other sources primarily includes lease revenues recognized under IAS 17 and interest recognized under IFRS 9.

For the year ended March 31, 2020

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Total
Revenue arising from contracts with customers
Japan	¥77,241	¥1,473,552	¥130,775	¥76,114	¥1,757,682
North America	203,822	5,648,818	1,108,827	133,070	7,094,537
Europe	144,392	359,166	—	53,233	556,791
Asia	1,329,352	2,048,588	11	46,433	3,424,384
Other Regions	295,093	425,900	—	16,200	737,193

Total	¥2,049,900	¥9,956,024	¥1,239,613	¥325,050	¥13,570,587

Revenue arising from the other sources*	9,435	3,056	1,347,352	579	1,360,422

Total	¥2,059,335	¥9,959,080	¥2,586,965	¥325,629	¥14,931,009

For the year ended March 31, 2021

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Total
Revenue arising from contracts with customers
Japan	¥88,128	¥1,321,329	¥128,265	¥59,249	¥1,596,971
North America	197,155	4,671,998	1,049,739	133,641	6,052,533
Europe	146,948	290,326	—	63,262	500,536
Asia	1,147,539	2,032,469	1	47,465	3,227,474
Other Regions	205,142	238,509	—	17,785	461,436

Total	¥1,784,912	¥8,554,631	¥1,178,005	¥321,402	¥11,838,950

Revenue arising from the other sources*	2,371	12,574	1,316,289	335	1,331,569

Total	¥1,787,283	¥8,567,205	¥2,494,294	¥321,737	¥13,170,519

Explanatory note:

*	Revenue arising from the other sources primarily includes lease revenues recognized under IFRS 16 and interest recognized under IFRS 9.

Summary of Information Regarding Receivables from Contracts with Customers and Contract Liabilities
The receivables from contracts with customers and contract liabilities for the years ended March 31, 2020 and 2021 are as follows:

	Yen (millions)
	2020	2021
Receivables from contracts with customers:
Trade receivables	¥516,705	¥682,206
Contract liabilities:
Other current liabilities	221,959	232,580
Other noncurrent liabilities	167,076	169,684

Summary of Revenue Expected to be Recognized in the Future Related to Performance Obligations that are Unsatisfied (or Partially Unsatisfied)
The revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of March 31, 2020 and 2021 are as follows:

	Yen (millions)
	2020	2021
Within 1 year	¥106,745	¥113,924
Between 1 and 5 years	201,925	197,037
Later than 5 years	1,860	11,436

Total	¥310,530	¥322,397

Summary of Assets Recognized Costs Obtain a Contract With Customer
The assets recognized from the costs to obtain a contract with a customer as of March 31, 2020 and 2021 are as follows:

	Yen (millions)
	2020	2021
Assets recognized from the costs to obtain a contract with a customer	¥100,751	¥103,887